Net loss per common unit (Details-Basic and diluted net loss per common unit) - USD ($)			2 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2021		Jun. 30, 2021	Sep. 30, 2021		Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss attributable to common unit holders (in thousands)	$ (8,529)		$ (8,529)				$ (8,529)
Weighted-average units used in computing net loss per common unit, basic and diluted	6,875,000	[1]	6,875,000 [1]	6,875,000	[2]		6,875,000 [2]
Net loss per common unit, basic and diluted				$ (0.00)			$ (0.00)
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Net loss attributable to common unit holders (in thousands)				$ (18,128,000)		$ (14,476,000)		$ (42,831,000)	$ (43,870,000)	$ (58,583,000)	$ (60,436,000)
Weighted-average units used in computing net loss per common unit, basic and diluted				33,470,258		32,426,264		32,893,635	32,426,264	32,426,264	31,788,163
Net loss per common unit, basic and diluted				$ (0.54)		$ (0.45)		$ (1.30)	$ (1.35)	$ (1.81)	$ (1.90)

[1]	Excludes an aggregate of up to 1,031,250 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 8).
[2]	Excluded an aggregate of up to 1,031,250 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The over-allotment option was exercised in full on October 19, 2021; thus, these shares are no longer subject to forfeiture (see Note 5 and Note 8).